Payments, by Project - 12 months ended Jun. 30, 2025 - CAD ($)	Taxes	Fees	Total Payments
Silverstrike
Total	$ 3,546	$ 11,996	$ 15,542
Silversand
Total	67,045	180,875	247,920
Carangas
Total	39,874	$ 124,135	164,009
Administration
Total	$ 476,833		$ 476,833